As filed with the Securities and Exchange Commission on August 25, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-8977
Investment Company Act file number

Savos Investments Trust
 (Exact name of registrant as specified in charter)

1655 Grant Street, 10th Floor
Concord, CA 94520
 (Address of principal executive offices) (Zip code)

Patrick R. Young
AssetMark, Inc.
1655 Grant Street, 10th Floor
Concord, CA 94520
(Name and address of agent for service)

800-664-5345
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2016

Date of reporting period:  June 30, 2016

Item 1. Schedule of Investments.

Savos Dynamic Hedging Fund
Schedule of Investments (unaudited)
June 30, 2016

Principal Amount		Value
	U.S. TREASURY OBLIGATIONS - 59.61%
	U.S. Treasury Notes - 59.61%
$2,500,000	0.875%, 11/30/2016	$2,505,282
2,500,000	0.625%, 12/31/2016	2,502,627
2,500,000	0.625%, 02/15/2017	2,502,942
2,500,000	0.750%, 03/15/2017	2,504,950
2,500,000	0.875%, 04/15/2017	2,507,863
2,500,000	0.875%, 05/15/2017	2,508,155
2,500,000	2.750%, 05/31/2017	2,550,635
2,500,000	0.500%, 07/31/2017	2,499,513
1,700,000	0.750%, 10/31/2017	1,704,350
1,700,000	0.750%, 12/31/2017	1,704,616
1,700,000	0.750%, 04/15/2018	1,704,848
1,700,000	0.875%, 07/15/2018	1,709,430
1,700,000	1.250%, 11/15/2018	1,724,138
1,700,000	1.125%, 01/15/2019	1,719,159
1,700,000	1.250%, 01/31/2019	1,725,367
1,000,000	1.625%, 06/30/2019	1,026,895
1,700,000	1.125%, 12/31/2019	1,718,561
1,700,000	1.250%, 01/31/2020 (a)	1,725,102
1,700,000	1.750%, 10/31/2020	1,757,508
850,000	1.375%, 01/31/2021	865,074
850,000	2.125%, 01/31/2021	893,928
5,000,000	1.750%, 09/30/2022	5,159,275
10,000,000	1.875%, 10/31/2022	10,392,770
2,500,000	2.125%, 05/15/2025	2,641,210
2,500,000	2.000%, 08/15/2025	2,614,063
4,500,000	2.250%, 11/15/2025	4,801,113
	Total U.S. Treasury Obligations (Cost $64,768,176)	65,669,374

Number of Shares
	SHORT TERM INVESTMENTS - 34.54%
	Money Market Funds - 16.30%
17,949,374	Goldman Sachs Financial Square Funds-Government Fund - FST Shares
	Effective Yield, 0.30% (b)	17,949,374
Principal Amount
	U.S. Treasury Bills - 18.24%
$10,600,000	0.231%, 08/18/2016 (c)	10,597,694
9,500,000	0.241%, 09/01/2016 (c)	9,496,361
		20,094,055
	Total Short Term Investments (Cost $38,044,009)	38,043,429

	Total Investments - 94.15% (Cost $102,812,185)	103,712,803
	Other Assets in Excess of Liabilities - 5.85%	6,439,644
	TOTAL NET ASSETS - 100.00%	$110,152,447

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is held as collateral for certain futures contracts.
(b)	Seven-day yield as of June 30, 2016.
(c)	Zero coupon note. The effective yield is listed.

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows***:

Cost of investments	$102,812,185
Gross unrealized appreciation	901,198
Gross unrealized depreciation	(580)
Net unrealized appreciation	$900,618

***	Because tax adjustments are calculated annually, the above table does not reflect all tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Open Futures Contracts (unaudited)
June 30, 2016
Description	Number of Contracts Purchased	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Futures	768	$80,263,680	Sep-16	$467,711

Total Open Futures Contracts	$467,711

Schedule of Total Return Swaps (unaudited)
June 30, 2016

Pay/Receive Total Return on Reference Index	Index	Financing Rate	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation (Depreciation)
Receive	Dynamic Volatility Index*	Variable**	$ 30,512,892	12/30/2016	Barclays	$ -

Total Long Total Return Swaps	$ -

*A custom index comprised of the following: (Component 1) S&P 500 VIX Short-Term Futures Index ER ("VIX"), and (Component 2) S&P 500 Total Return Index.
**For Component 1: 75 bps if the ratio of the 3-month VIX to the 1-month VIX exceeds 1.00, otherwise 25 bps. For Component 2: USD 3-month LIBOR +40 bps.

Valuation Measurements
The Trust has adopted authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  In addition, these standards require expanded disclosure for each major category of assets.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$65,669,374	$-	$65,669,374
Short Term Investments	17,949,374	20,094,055	-	38,043,429
Total Investments in Securities	$17,949,374	$85,763,429	$-	$103,712,803

Other Financial Instruments*
Futures	$467,711	$-	$-	$467,711
Swaps	-	-	-	-

* Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swaps.  Futures and swaps are reflected at the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers into or out of Levels 1, 2, or 3 during the period. Transfers between levels are recognized at the end of the reporting period.

Derivative Instruments and Hedging Activities
The Trust has adopted derivative instruments disclosure standards in order to enable investors to understand how and why the Trust uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Trust's results of operations and financial position.

During normal market conditions, the Fund invests primarily in equity securities that broadly represent the U.S. equities market (including common stocks of companies of any size capitalization and exchange-traded products related to equity investments); derivative instruments related to the U.S. equities market (futures contracts, options and swaps on U.S. equity indexes and equity-related indexes such as the CBOE Volatility Index (the “VIX Index”)); and fixed income securities (including money market and other short-term or variable-rate, high quality securities and related exchange-traded products). The Fund will invest in fixed-income securities that are investment grade (i.e., rated within one of the four highest rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or determined to be of comparable quality by AssetMark if the security is unrated). The fixed-income securities in which the Fund invests may have maturities of any length. AssetMark will use one or more quantitative, rules-based methodologies to determine when to alter the Fund’s exposure to U.S. equity markets. These methodologies use statistical analysis of indicators related to securities or indices and the price of derivatives on securities or indices. The methodologies will not rely primarily on fundamental valuation ratios such as price-to-earnings. When AssetMark’s quantitative models indicate the increased likelihood of a significant downturn in the U.S. equity markets, the Fund will reduce its exposure to the U.S. equity markets and/or invest in instruments that provide short exposure to the U.S. equity markets. The Fund will obtain short exposure to the U.S. equity markets through the use of derivative instruments such as futures contracts, options and/or swaps or through the purchase of exchange-traded products that it believes may effectively hedge equity investments.

A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset. The use of derivatives may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be complex and may perform in ways unanticipated by the Fund. The Fund’s use of derivatives involves additional risks and transaction costs such as (i) the risk of adverse changes in the value of these instruments, (ii) the risk of imperfect correlation between the price of derivatives and movements in the price of the underlying securities or index, (iii) the fact that use of derivatives requires different skills than those needed to select portfolio securities, (iv) the risk of the possible absence of a liquid secondary market for a particular derivative at any moment in time, and (v) the risk of loss of assets posted by the Fund as collateral or margin in connection with its transactions in derivatives. The derivatives in which the Fund invests are subject to loss of value over time, and may have no value at the time of their expiration.

The Fund's investment strategy is to partially offset extreme declines in the equity markets while also seeking to provide positive total returns in rising markets.

During the period the Fund held futures contracts which allowed the Fund to effectively hedge equity investments. The Fund entered into swap agreements for purposes of reducing or obtaining short market exposure or to help offset the costs of purchasing hedging investments and to generate additional income.

The following table provides information regarding the Fund’s use of derivatives as of and for the period ended June 30, 2016:

Statement of Assets and Liabilities - Values of Derivative Instruments as of June 30, 2016:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity Contracts - Swaps	Appreciation on Swap Agreements	$-	Depreciation on Swap Agreements	$-
Equity Contracts - Futures*	Unrealized appreciation on futures contracts	467,711	Unrealized depreciation on futures contracts	-
Total		$467,711		$-

* Includes cumulative appreciation/depreciation as reported on the Schedule of Investments.

The average monthly outstanding notional amount of futures and swaps during the period ended June 30, 2016 were as follows:
Savos Dynamic
Long Positions	Hedging Fund
Futures	$60,704,023
Swaps	19,308,083

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Savos Investments Trust

   By (Signature and Title)     /s/ Carrie E. Hansen
 Carrie E. Hansen
 Principal Executive Officer/President
Date   08/23/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Carrie E. Hansen
 Carrie E. Hansen
 Principal Executive Officer/President
Date 08/23/2016

By (Signature and Title)      /s/ Patrick R. Young
 Patrick R. Young
 Principal Financial Officer/Treasurer
Date 08/23/2016